Share Capital and Dividends - Summary of Share based Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Stock option plan	$ 851	$ 700
Share purchase plan – employer contribution	1,138	653
Share-based compensation on shares vested during the period, issued on business acquisitions	1,524	4,051
Deferred share units	576	523
Restricted share units	92	314
Performance share units	273	0
Expense from share-based payment transactions with employees	$ 4,454	$ 6,241